Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Leass
At December 31, 2012, future minimum lease payments for continuing operations under non-cancelable operating leases with terms of one year or more are as follows:

2013	$19.1
2014	13.6
2015	6.6
2016	5.7
2017	4.3
Thereafter	3.8
Minimum annual rental payments in the above table have not been reduced by minimum sublease rentals of $1.4.